Earnings per share - Narrative (Details) - shares	2 Months Ended	12 Months Ended
	Mar. 11, 2019	Dec. 31, 2018
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Performance or restricted period		3 years
Ordinary Shares
Earnings per share [line items]
Number of ordinary shares outstanding (in shares)		20,101,658,664
Ordinary Shares | Subsequent Event
Earnings per share [line items]
Net increase in the number of ordinary shares outstanding (in shares)	143,038,241
Decrease in number of ordinary shares outstanding (in shares)	56,796,490